Disclosure of net asset (Details) - USD ($)	Feb. 28, 2022	Nov. 03, 2020
Eden Games S. A. [Member]
IfrsStatementLineItems [Line Items]
Cash and cash equivalents	$ 275,191
Accounts and other receivables	1,119,121
Government remittances	661,772
Prepaid expenses and other	38,246
Total assets of disposal group, current	2,094,330
Property and equipment	43,567
Goodwill	345,150
Intangible assets	296,618
Right-of-use assets	16,480
Total assets of disposal group, Non-current	701,815
Total assets of disposal group	2,796,145
Accounts payable	674,439
Accrued liabilities	913,029
Lease obligation, current	18,456
Long-term debt, current	45,869
Total current liabilities	1,587,338
Total assets of disposal group	$ 2,796,145
Motorsports Group [Member]
IfrsStatementLineItems [Line Items]
Cash and cash equivalents		$ (24,348)
Accounts and other receivables		126,590
Government remittances		25,095
Prepaid expenses and other		24,113
Property and equipment		47,416
Intangible assets		3,066,457
Total assets of disposal group		3,265,323
Accounts payable		508,881
Total assets of disposal group		3,265,323
Accrued liabilities		422,139
Total liabilities of disposal group		931,020
Net assets of disposal group		$ 2,334,303